Components of Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Current taxes charged	$ 37,396	$ 19,974	$ 14,739
Deferred taxes charged (credited)	(27)	2,673	2,892
Total provision for income taxes	$ 37,369	$ 22,647	$ 17,631